Expense Example, No Redemption (USD $)	12 Months Ended
Dec. 31, 2013
Money Market Portfolio - Investor Shares | Money Market Portfolio
Expense Example, No Redemption:
1 YEAR	$ 16
3 YEAR	52
5 YEAR	90
10 YEAR	205
Balanced Portfolio - Investor Shares | Balanced Portfolio
Expense Example, No Redemption:
1 YEAR	28
3 YEAR	87
5 YEAR	152
10 YEAR	343
Equity Index Portfolio - Investor Shares | Equity Index Portfolio
Expense Example, No Redemption:
1 YEAR	16
3 YEAR	52
5 YEAR	90
10 YEAR	205
Equity Income Portfolio - Investor Shares | Equity Income Portfolio
Expense Example, No Redemption:
1 YEAR	33
3 YEAR	103
5 YEAR	180
10 YEAR	406
Growth Portfolio - Investor Shares | Growth Portfolio
Expense Example, No Redemption:
1 YEAR	42
3 YEAR	132
5 YEAR	230
10 YEAR	518
International Portfolio - Investor Shares | International Portfolio
Expense Example, No Redemption:
1 YEAR	48
3 YEAR	151
5 YEAR	263
10 YEAR	591
Small Company Growth Portfolio - Investor Shares | Small Company Growth Portfolio
Expense Example, No Redemption:
1 YEAR	40
3 YEAR	125
5 YEAR	219
10 YEAR	493
Total Bond Market Index Portfolio - Investor Shares | Total Bond Market Index Portfolio
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
High Yield Bond Portfolio - Investor Shares | High Yield Bond Portfolio
Expense Example, No Redemption:
1 YEAR	30
3 YEAR	93
5 YEAR	163
10 YEAR	368
Short-Term Investment-Grade Portfolio - Investor Shares | Short-Term Investment-Grade Portfolio
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Capital Growth Portfolio - Investor Shares | Capital Growth Portfolio
Expense Example, No Redemption:
1 YEAR	42
3 YEAR	132
5 YEAR	230
10 YEAR	518
Diversified Value Portfolio - Investor Shares | Diversified Value Portfolio
Expense Example, No Redemption:
1 YEAR	36
3 YEAR	113
5 YEAR	197
10 YEAR	443
Total Stock Market Index Portfolio - Investor Shares | Total Stock Market Index Portfolio
Expense Example, No Redemption:
1 YEAR	18
3 YEAR	58
5 YEAR	101
10 YEAR	230
Mid-Cap Index Portfolio - Investor Shares | Mid-Cap Index Portfolio
Expense Example, No Redemption:
1 YEAR	26
3 YEAR	80
5 YEAR	141
10 YEAR	318
REIT Index Portfolio - Investor Shares | REIT Index Portfolio
Expense Example, No Redemption:
1 YEAR	28
3 YEAR	87
5 YEAR	152
10 YEAR	343
Conservative Allocation Portfolio - Investor Shares | Conservative Allocation Portfolio
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Moderate Allocation Portfolio - Investor Shares | Moderate Allocation Portfolio
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	$ 243